Significant Accounting Policies - Schedule of Fair Value on a Recurring Basis by Level within the Fair Value Hierarchy (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024
US$
Marketable Securities	$ 2,175,000	$ 250,000	$ 0
Total assets	3,302,000	250,000
US$
Total liabilities	124,387,000	24,521,000	165,619,000
Level 3 [Member]
US$
Total liabilities		24,521,000	165,619,000	$ 0
September 2025 Private Placement Warrant [Member]
US$
Total liabilities		24,521,000
Embedded Derivative Liability [Member]
US$
Total liabilities			848,000
Embedded Derivative Liability [Member] | Level 3 [Member]
US$
Total liabilities		0	848,000	0
June 2024 Warrants [Member]
US$
Total liabilities			5,334,000
November 2024 Warrant [Member]
US$
Total liabilities			12,468,000
Pre-funded Warrants [Member]
US$
Total liabilities			52,682,000
Pre-funded Warrants [Member] | Level 3 [Member]
US$
Total liabilities		0	52,682,000	0
Private Placement Warrant [Member]
US$
Total liabilities			94,287,000
Private Placement Warrant [Member] | Level 3 [Member]
US$
Total liabilities	0	24,521,000	0	$ 0
Fair Value, Recurring [Member] | Level 1 [Member]
US$
Marketable Securities	2,175,000	250,000
Total assets	3,302,000	250,000
US$
Total liabilities	0	0	0
Fair Value, Recurring [Member] | Level 2 [Member]
US$
Marketable Securities	0	0
Total assets	0	0
US$
Total liabilities	0	0	0
Fair Value, Recurring [Member] | Level 3 [Member]
US$
Marketable Securities	0	0
Total assets	0	0
US$
Total liabilities	$ 124,387,000	24,521,000	165,619,000
Fair Value, Recurring [Member] | September 2025 Private Placement Warrant [Member] | Level 1 [Member]
US$
Total liabilities		0
Fair Value, Recurring [Member] | September 2025 Private Placement Warrant [Member] | Level 2 [Member]
US$
Total liabilities		0
Fair Value, Recurring [Member] | September 2025 Private Placement Warrant [Member] | Level 3 [Member]
US$
Total liabilities		$ 24,521,000
Fair Value, Recurring [Member] | Embedded Derivative Liability [Member] | Level 1 [Member]
US$
Total liabilities			0
Fair Value, Recurring [Member] | Embedded Derivative Liability [Member] | Level 2 [Member]
US$
Total liabilities			0
Fair Value, Recurring [Member] | Embedded Derivative Liability [Member] | Level 3 [Member]
US$
Total liabilities			848,000
Fair Value, Recurring [Member] | June 2024 Warrants [Member] | Level 1 [Member]
US$
Total liabilities			0
Fair Value, Recurring [Member] | June 2024 Warrants [Member] | Level 2 [Member]
US$
Total liabilities			0
Fair Value, Recurring [Member] | June 2024 Warrants [Member] | Level 3 [Member]
US$
Total liabilities			5,334,000
Fair Value, Recurring [Member] | November 2024 Warrant [Member] | Level 1 [Member]
US$
Total liabilities			0
Fair Value, Recurring [Member] | November 2024 Warrant [Member] | Level 2 [Member]
US$
Total liabilities			0
Fair Value, Recurring [Member] | November 2024 Warrant [Member] | Level 3 [Member]
US$
Total liabilities			12,468,000
Fair Value, Recurring [Member] | Pre-funded Warrants [Member] | Level 1 [Member]
US$
Total liabilities			0
Fair Value, Recurring [Member] | Pre-funded Warrants [Member] | Level 2 [Member]
US$
Total liabilities			0
Fair Value, Recurring [Member] | Pre-funded Warrants [Member] | Level 3 [Member]
US$
Total liabilities			52,682,000
Fair Value, Recurring [Member] | Private Placement Warrant [Member] | Level 1 [Member]
US$
Total liabilities			0
Fair Value, Recurring [Member] | Private Placement Warrant [Member] | Level 2 [Member]
US$
Total liabilities			0
Fair Value, Recurring [Member] | Private Placement Warrant [Member] | Level 3 [Member]
US$
Total liabilities			$ 94,287,000